THE UBS FUNDS
Supplement to Prospectus dated
November 5, 2001 (as revised April 8, 2002)

July 8, 2002


Dear Investor,

	The purpose of this supplement is to notify you of the changes, discussed below, that were approved at the Special Meeting of Shareholders of The UBS Funds (the "Trust") held on June 28, 2002.

1.   	The following text replaces the footnote to the Net Expenses line item in the "Expenses and Fee Tables" section, under the heading "Annual Fund Operating Expenses," on the pages and for the Funds noted below:

Page 6   -  UBS U.S. Bond Fund
Page 9   - UBS High Yield Fund
Page 12 - UBS U.S. Balanced Fund
Page 15 - UBS U.S. Equity Fund
Page 21 - UBS U.S. Large Cap Equity Fund
Page 24 - UBS U.S. Large Cap Growth Fund
Page 30 - UBS U.S. Small Cap Growth Fund
Page 39 - UBS Global Equity Fund
Page 45 - UBS Global Biotech Fund
Page 48 - UBS Global Bond Fund

***/**** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2003, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Prior to July 1, 2002, the Fund was subject to permanent expense caps for its classes of shares at identical rates.

2.	The following text replaces the footnote to the Net Expenses line item in the "Expenses and Fee Tables" section, under the heading "Annual Fund Operating Expenses," for the UBS Global Allocation Fund (formerly named UBS Global Balanced Fund) on page 36:

**** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2003, otherwise would exceed 1.35%, 2.10%, 2.10% and 1.10%
of the Class A, Class B, Class C and Class Y shares, respectively. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Prior to July 1, 2002, the Fund was subject to permanent expense caps for its classes of shares at identical rates.

3.	The following text replaces the footnote to the Net Expenses line item in the "Expenses and Fee Tables" section, under the heading "Annual Fund Operating Expenses," on the pages and for the Funds noted below:

Page 18  -  UBS U.S. Value Equity Fund
Page 27  -  UBS U.S. Small Cap Equity Fund
Page 33  -  UBS U.S. Real Estate Equity Fund

** The fees and expenses are based on estimates. The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2003, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Prior to July 1, 2002, the Fund was subject to expense caps for its classes of shares at identical rates for the one-year period from September 1, 2001 through September 1, 2002.

4. 	The text in the section under the heading "Advisory Fees," on pages 62-63 of the Prospectus, is deleted and replaced in its entirety with the text shown below:

The investment advisory fees (expressed as a percentage of average net assets) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund are presented in the tables below.

With regard to UBS Global Technology Fund and UBS International Equity Fund, the Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses
(excluding 12b-1 fees) of the Funds do not exceed the amounts listed in the table below under "Total Expense Limit":


Total Expense Limit
Advisory Fee
UBS Global Technology Fund
1.55%
1.40%
UBS International Equity Fund
1.00%
0.80%

On August 28, 2001, the Board of Trustees approved the submission of a proposal to shareholders of certain Funds that would eliminate each Fund's irrevocable fee waiver and expense reimbursement arrangement. At a meeting held on June 28, 2002, the shareholders of each Fund listed below approved the proposal to eliminate the irrevocable fee waiver and expense reimbursement arrangement. In accordance with such proposal, the irrevocable fee waiver and expense reimbursement arrangement has been replaced by a one-year contractual fee waiver and/or expense reimbursement agreement in which the Advisor has contractually agreed to waive its fees and/or to reimburse certain expenses so that total operating expenses (excluding 12b-1 fees) of the Funds do not exceed the rates set forth below under "Total Expense Limit". The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Funds' fiscal year ending
June 30, 2003. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor
and the Board of Trustees.   The contractual fee waiver agreement
also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

Total Expense Limit
Advisory Fee
UBS Global Allocation Fund
(formerly UBS Global Balanced
Fund)
1.10%
0.80%
UBS Global Equity Fund
1.00%
0.80%
UBS Global Biotech Fund
1.30%
1.15%
UBS Global Bond Fund
0.90%
0.75%
UBS U.S. Balanced Fund
0.80%
0.70%
UBS U.S. Equity Fund
0.80%
0.70%
UBS U.S. Large Cap Equity Fund
0.80%
0.70%
UBS U.S. Large Cap Growth
Fund
0.80%
0.70%
UBS U.S. Small Cap Growth
Fund
1.15%
1.00%
UBS U.S. Bond Fund
0.60%
0.50%
UBS High Yield Fund
0.70%
0.60%

With regard to UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund and UBS U.S. Real Estate Equity Fund, the Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Funds do not exceed the amounts listed in the table below under "Total Expense Limit". The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Funds' fiscal year ending
June 30, 2003.  Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and
the Board of Trustees.   The contractual fee waiver agreement also
provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements , provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

Total Expense Limit
Advisory Fee
UBS U.S. Value Equity Fund
0.85%
0.70%
UBS U.S. Small Cap Equity Fund
1.15%
1.00%
UBS U.S. Real Estate Equity
Fund
1.05%
0.90%

The Advisor pays the Sub-Advisor a portion of the fee the Advisor receives under its investment advisory agreement with each Fund sub-advised by the Sub-Advisor. See the SAI for further information.



Item No. ZS-153


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